Financial Expenses and Income (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (151)	€ (168)		€ (313)
Interest income	59	30		54
Cost of net debt	(92)	(138)		(259)
Non-operating foreign exchange gains/(losses)	(1)	4		2
Unwinding of discounting of provisions	(8)	(5)		(11)
Net interest cost related to employee benefits	(26)	(22)		(44)
Gains/(losses) on disposals of financial assets	0	3		3
Net interest expense on lease liabilities	(20)	(15)		(35)
Other	(8)	13		16
Net financial income/(expenses)	(155)	(160)		(328)
Financial expenses	(189)	(188)	[1]	(368)
Financial income	34	28	[1]	40
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	5	5		14
Gain on derivatives used to manage cash and cash equivalents	€ 36	€ 28		€ 51

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.